ADDITIONAL INFORMATION - CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 9) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Increase (Decrease) in Temporary Equity [Roll Forward]
Beneficial conversion feature			$ 43,234,050
Ending Balance	124,653,928	83,839,419
Parent company
Increase (Decrease) in Temporary Equity [Roll Forward]
Beneficial conversion feature			43,234,050
Ending Balance	124,653,928	83,839,419
Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Issuances of preferred shares			12,468,847
Beneficial conversion feature			43,234,050
Accretion for the Preferred Shares	40,814,509	37,641,848	17,580,271
Preferred Shares | Parent company
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning Balance	83,839,419	46,197,571	59,382,503
Issuances of preferred shares			12,468,847
Beneficial conversion feature			43,234,050
Accretion for the Preferred Shares	40,814,509	37,641,848	17,580,271
Ending Balance	124,653,928	83,839,419	46,197,571
Series A-1 Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning Balance	5,310,921
Beneficial conversion feature			1,711,644
Accretion for the Preferred Shares	1,445,125	1,199,007	289,069
Ending Balance	6,756,046	5,310,921
Series A-1 Preferred Shares | Parent company
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning Balance	5,310,921	4,111,914	5,534,489
Beneficial conversion feature			1,711,644
Accretion for the Preferred Shares	1,445,125	1,199,007	289,069
Ending Balance	6,756,046	5,310,921	4,111,914
Series A-2 Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning Balance	62,409,342
Beneficial conversion feature			41,522,406
Accretion for the Preferred Shares	36,947,001	34,336,421	15,747,313
Ending Balance	99,356,343	62,409,342
Series A-2 Preferred Shares | Parent company
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning Balance	62,409,342	28,072,921	53,848,014
Beneficial conversion feature			41,522,406
Accretion for the Preferred Shares	36,947,001	34,336,421	15,747,313
Ending Balance	99,356,343	62,409,342	28,072,921
Series B Preferred Shares
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning Balance	16,119,156
Issuances of preferred shares			12,468,847
Accretion for the Preferred Shares	2,422,383	2,106,420	1,543,889
Ending Balance	18,541,539	16,119,156
Series B Preferred Shares | Parent company
Increase (Decrease) in Temporary Equity [Roll Forward]
Beginning Balance	16,119,156	14,012,736
Issuances of preferred shares			12,468,847
Accretion for the Preferred Shares	2,422,383	2,106,420	1,543,889
Ending Balance	$ 18,541,539	$ 16,119,156	$ 14,012,736